Segment Reporting - Additional Information (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Segment	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	1
Total revenue	$ 78,632	$ 55,852	$ 78,479	$ 63,763
United States
Segment Reporting Information [Line Items]
Total revenue	$ 18,400	$ 16,800	$ 21,000	$ 19,600